Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Buildings	$47,491	$25,838
Office equipment	3,102	2,887
Machinery and tools	1,419	1,562
Vehicles	32,061	31,007
Leasehold improvements	6,281	5,776
Constructions in progress	20,700	28,479
Subtotal	111,054	95,549
Less: accumulated depreciation and amortization	(40,960)	(35,581)
Property and equipment, net	$70,094	$59,968